Loans Payable (Details Narrative) - Credit Facility Agreement [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Nov. 30, 2019 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Percentage of interest rate	10.00%
Loan credit facility description	The funds including interest are to be repaid on a date that is the earlier of i) May 25, 2020 and ii) the date the Group has completed one or more equity or debt financings raising an aggregate of US$20,000. Pursuant to the terms of the Credit Facility, the Group may submit a drawdown request to the Lenders for a minimum of $500 per drawdown at any time until the repayment date.
Drawdown repayment amount	$ 500
Pro rata basis shares purchase of warrants | shares	466,666
Warrant exercise price | $ / shares	$ 0.75
Maturity date	Dec. 02, 2021
Warrant issued to related parties | shares	153,333
Credit facility amount	$ 2,317
Two Related Parties [Member]
Statement Line Items [Line Items]
Credit facility amount	967
Accrued interest	4
U.S. $ [Member]
Statement Line Items [Line Items]
Aggregate debt financing raising amount	20,000
Maximum [Member]
Statement Line Items [Line Items]
Line of credit to related parties	$ 3,500